UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Small Cap Fund

Institutional Class - CIISX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$54	1.10%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$250,652	177	$1,102	58%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 27.3%
Taiwan 9.6%
Australia 7.2%
Canada 6.8%
Italy 6.5%
United Kingdom 6.2%
India 5.7%
South Korea 4.2%
China 3.4%
Singapore 2.8%
Germany 1.8%
Israel 1.6%
Short-Term Investment 1.3%
Other Countries 14.7%

Value	Value
Other Countries	14.7%
Short-Term Investment	1.3%
Israel	1.6%
Germany	1.8%
Singapore	2.8%
China	3.4%
South Korea	4.2%
India	5.7%
United Kingdom	6.2%
Italy	6.5%
Canada	6.8%
Australia	7.2%
Taiwan	9.6%
Japan	27.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JB Hi-Fi Ltd.	2.1%
Unipol Gruppo SpA	2.0%
FinVolution Group ADR	2.0%
Simplo Technology Co. Ltd.	1.8%
Iveco Group NV	1.7%
Credit Saison Co. Ltd.	1.7%
Power Finance Corp. Ltd.	1.7%
Celestica Inc.	1.6%
Sankyo Co. Ltd.	1.5%
Banca Monte dei Paschi di Siena SpA	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIISX-SAR-2025

Causeway Capital Management Trust

Causeway International Small Cap Fund

Investor Class - CVISX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$66	1.35%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$250,652	177	$1,102	58%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	14.7%
Short-Term Investment	1.3%
Israel	1.6%
Germany	1.8%
Singapore	2.8%
China	3.4%
South Korea	4.2%
India	5.7%
United Kingdom	6.2%
Italy	6.5%
Canada	6.8%
Australia	7.2%
Taiwan	9.6%
Japan	27.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JB Hi-Fi Ltd.	2.1%
Unipol Gruppo SpA	2.0%
FinVolution Group ADR	2.0%
Simplo Technology Co. Ltd.	1.8%
Iveco Group NV	1.7%
Credit Saison Co. Ltd.	1.7%
Power Finance Corp. Ltd.	1.7%
Celestica Inc.	1.6%
Sankyo Co. Ltd.	1.5%
Banca Monte dei Paschi di Siena SpA	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CVISX-SAR-2025

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSRS Item 7)

Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Other Information (Form N-CSRS Items 8-11) (Unaudited)	24

Schedule of Investments

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

COMMON STOCK
Australia — 7.2%
AGL Energy Ltd.	259,843	$1,715
Evolution Mining Ltd.	376,536	1,685
GrainCorp Ltd., Class A	278,334	1,188
Helia Group Ltd.	302,739	762
JB Hi-Fi Ltd.	88,207	5,156
Metcash Ltd.	334,896	665
Perenti Ltd.	1,101,051	923
Perseus Mining Ltd.	493,233	1,037
Pro Medicus Ltd.	15,560	1,969
Telix Pharmaceuticals Ltd. [1]	60,007	1,005
Worley Ltd.	145,043	1,320
Yancoal Australia Ltd.	229,189	727
		18,152
Austria — 1.2%
Raiffeisen Bank International AG	115,822	2,988

Belgium — 0.5%
Proximus SADP	172,865	1,277

Brazil — 0.7%
Cia de Saneamento de Minas Gerais Copasa MG	326,683	1,137
IRB Brasil Resseguros SA [1]	73,700	662
		1,799
Canada — 6.8%
AGF Management Ltd., Class B	474,254	3,339
Atco Ltd., Class I	21,600	752
Bird Construction Inc.	44,100	667
Canadian Apartment Properties REIT [2]	22,500	675
Celestica Inc. [1]	49,290	3,888
Finning International Inc.	34,906	982
MEG Energy Corp.	38,700	679
RioCan Real Estate Investment Trust [2]	67,300	802
Russel Metals Inc.	94,651	2,586
Tamarack Valley Energy Ltd.	226,700	688
Veren Inc.	100,900	667
Whitecap Resources Inc.	221,600	1,426
		17,151

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

China — 3.4%
3SBio Inc. [1]	505,500	$777
FinVolution Group ADR	510,179	4,913
Hello Group Inc. ADR	187,094	1,181
JinkoSolar Holding Co. Ltd. ADR	28,500	531
Weibo Corp. ADR	106,337	1,007
		8,409
Denmark — 0.8%
D/S Norden A/S	27,719	699
ISS A	52,102	1,197
		1,896
Finland — 0.2%
Konecranes OYJ	8,912	570

France — 0.5%
SCOR SE	40,883	1,181

Germany — 1.8%
Aurubis AG [1]	7,734	734
HOCHTIEF AG	7,355	1,257
TUI AG [1]	351,994	2,428
		4,419
Hong Kong — 0.7%
Kerry Properties Ltd.	743,165	1,753

India — 5.7%
Glenmark Pharmaceuticals Ltd.	44,928	807
KPIT Technologies Ltd.	250,042	3,788
LIC Housing Finance Ltd.	186,845	1,226
National Aluminium Co. Ltd.	1,252,388	2,551
Power Finance Corp. Ltd.	860,340	4,140
Redington Ltd.	354,081	1,002
Zensar Technologies Ltd.	90,558	736
		14,250
Indonesia — 0.5%
Indo Tambangraya Megah Tbk PT	978,200	1,354

Israel — 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	439,126	648

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Israel — (continued)
ZIM Integrated Shipping Services Ltd.	224,722	$3,279
		3,927
Italy — 6.5%
A2A SpA	848,486	2,045
Banca Monte dei Paschi di Siena SpA	484,627	3,854
Hera SpA	244,579	1,060
Iveco Group NV	264,753	4,352
Unipol Gruppo SpA	308,085	4,932
		16,243
Japan — 27.3%
Adastria Co. Ltd.	48,800	931
Alfresa Holdings Corp.	56,500	800
Alps Electric Co. Ltd.	146,500	1,499
Asahi Intecc Co. Ltd.	74,400	1,202
BIPROGY Inc.	24,200	747
Brother Industries Ltd.	89,600	1,622
Chugoku Electric Power Co. Inc.	230,700	1,326
COMSYS Holdings Corp.	36,100	768
Credit Saison Co. Ltd.	178,300	4,238
Electric Power Development Co. Ltd.	58,900	996
GLP J-Reit [2]	1,295	1,042
H.U. Group Holdings Inc.	78,300	1,437
Hanwa Co. Ltd.	34,900	1,144
IDOM Inc.	121,600	979
INFRONEER Holdings Inc.	83,300	673
Japan Petroleum Exploration Co. Ltd.	119,100	928
JTEKT Corp.	83,400	632
Kakaku.com Inc.	56,000	802
Kinden Corp.	37,000	830
Kintetsu Group Holdings Co. Ltd.	46,100	985
Kobe Steel Ltd.	214,600	2,491
Konica Minolta Inc. [1]	201,400	681
Kyushu Electric Power Co. Inc.	172,900	1,510
Macnica Holdings Inc.	95,300	1,233
Mebuki Financial Group Inc.	276,000	1,355
Medipal Holdings Corp.	51,800	808
Mitsui Mining & Smelting Co. Ltd.	40,800	1,195
Mixi Inc.	78,000	1,728

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
NGK Insulators Ltd.	72,900	$898
NHK Spring Co. Ltd.	93,900	1,016
Nippon Electric Glass Co. Ltd.	34,100	796
NIPPON EXPRESS HOLDINGS INC	95,600	1,741
Nippon Shinyaku Co. Ltd.	25,400	648
Nomura Real Estate Holdings Inc.	197,000	1,150
NS United Kaiun Kaisha Ltd.	41,700	1,120
Open House Co. Ltd.	24,600	917
PeptiDream Inc. [1]	70,800	1,036
Persol Holdings Co. Ltd.	718,400	1,197
Sankyo Co. Ltd.	264,800	3,870
Santen Pharmaceutical Co. Ltd.	120,700	1,150
Sanwa Holdings Corp.	47,600	1,527
Sawai Group Holdings Co. Ltd.	47,700	635
Shimizu Corp.	194,300	1,729
SKY Perfect JSAT Holdings Inc.	113,600	901
Sugi Holdings Co. Ltd.	43,000	806
Sumitomo Rubber Industries Ltd.	61,400	776
Suzuken Co. Ltd.	26,200	865
Taiheiyo Cement Corp.	40,800	1,068
Tohoku Electric Power Co. Inc.	190,000	1,311
Tokyo Steel Manufacturing Co. Ltd.	157,800	1,674
Tokyo Tatemono Co. Ltd.	94,700	1,603
Tokyu Fudosan Holdings Corp.	256,200	1,719
Transcosmos Inc.	39,300	838
Valor Co. Ltd.	76,400	1,220
Yamada Holdings Co. Ltd.	392,500	1,127
Zeon Corp.	63,000	632
		68,552
Netherlands — 0.5%
Signify NV	55,800	1,211

Norway — 0.9%
Europris ASA	126,395	1,011
MPC Container Ships ASA	797,502	1,210
		2,221
Saudi Arabia — 0.6%
Jamjoom Pharmaceuticals Factory Co.	20,302	845

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Saudi Arabia — (continued)
United Electronics Co.	29,831	$747
		1,592
Singapore — 2.8%
JOYY Inc. ADR [1]	32,789	1,376
Mapletree Pan Asia Commercial Trust [2]	1,324,800	1,228
Sembcorp Industries Ltd.	178,600	836
Venture Corp. Ltd.	64,300	590
Yangzijiang Shipbuilding Holdings Ltd.	1,690,100	2,966
		6,996
South Africa — 0.3%
Growthpoint Properties Ltd. [2]	1,030,715	730

South Korea — 4.2%
BNK Financial Group Inc.	130,649	917
Hyundai Engineering & Construction Co. Ltd.	48,687	1,196
JB Financial Group Co. Ltd.	133,835	1,592
LS Corp.	18,759	1,365
LX INTERNATIONAL CORP.	98,557	1,697
Samsung Engineering Co. Ltd.	84,095	1,138
Samsung Securities Co. Ltd.	23,207	719
SM Entertainment Co. Ltd.	12,073	884
Youngone Corp.	28,785	963
		10,471
Spain — 1.3%
Indra Sistemas S.A.	47,479	1,377
Logista Integral S.A.	29,838	948
Unicaja Banco S.A.	505,227	934
		3,259
Sweden — 1.3%
Getinge AB, Class B	73,454	1,583
SSAB AB, Class B	254,940	1,554
		3,137
Switzerland — 0.3%
Galenica AG	9,481	853

Taiwan — 9.6%
Arcadyan Technology Corp.	178,000	1,220
Chicony Electronics Co. Ltd.	238,000	1,218

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Taiwan — (continued)
Chroma ATE Inc.	69,000	$603
International Games System Co. Ltd.	111,000	2,613
Jinan Acetate Chemical Co. Ltd.	58,000	1,518
King Slide Works Co. Ltd.	26,000	1,325
L&K Engineering Co. Ltd.	114,000	816
Powertech Technology Inc.	215,000	805
Primax Electronics Ltd.	315,000	793
Radiant Opto-Electronics Corp.	407,000	2,226
Sercomm Corp.	164,000	585
Simplo Technology Co. Ltd.	392,000	4,442
T3EX Global Holdings Corp.	365,000	825
Tripod Technology Corp.	317,000	1,901
United Integrated Services Co. Ltd.	97,000	1,350
Wistron NeWeb Corp.	261,000	1,109
WT Microelectronics Co. Ltd.	238,000	713
		24,062
Thailand — 1.2%
Regional Container Lines PCL	2,765,900	1,924
Sansiri PCL	28,678,000	1,203
		3,127
Turkey — 1.4%
Dogus Otomotiv Servis ve Ticaret AS	196,820	1,189
Is Gayrimenkul Yatirim Ortakligi AS [1,2]	1,546,665	664
Mavi Giyim Sanayi Ve Ticaret AS, Class B	452,151	825
Turk Traktor ve Ziraat Makineleri AS	44,627	960
		3,638
United Kingdom — 6.2%
Balfour Beatty PLC	172,915	973
Beazley PLC	92,368	1,112
Computacenter PLC	24,331	773
Drax Group PLC	179,026	1,354
easyJet PLC	376,148	2,163
Games Workshop Group PLC	5,231	950
IG Group Holdings PLC	98,438	1,215
Inchcape PLC	119,068	1,031
Investec PLC	111,381	689
JET2 PLC	65,271	1,049
Johnson Matthey PLC	60,519	1,040

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

United Kingdom — (continued)
Keller Group PLC	100,316	$1,791
Zigup PLC	342,040	1,306
		15,446
Total Common Stock
(Cost $221,989) — 96.0%		240,664

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	28,509	3,296

Total Exchange Traded Fund
(Cost $3,373) — 1.3%		3,296

PREFERENCE STOCK
Brazil — 0.5%
Metalurgica Gerdau SA, Class A	774,500	1,215

Total Preference Stock
(Cost $1,717) — 0.5%		1,215

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.29% *	3,276,471	3,276

Total Short-Term Investment
(Cost $3,276) — 1.3%		3,276

Total Investments — 99.1%
(Cost $230,355)		248,451

Other Assets in Excess of Liabilities — 0.9%		2,201

Net Assets — 100.0%		$250,652

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

*	The rate reported is the 7-day effective yield as of March 31, 2025.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$18,152	$—	$18,152
Austria	—	2,988	—	2,988
Belgium	—	1,277	—	1,277
Brazil	1,799	—	—	1,799
Canada	17,151	—	—	17,151
China	7,632	777	—	8,409
Denmark	—	1,896	—	1,896
Finland	—	570	—	570
France	—	1,181	—	1,181
Germany	—	4,419	—	4,419
Hong Kong	—	1,753	—	1,753
India	—	14,250	—	14,250
Indonesia	—	1,354	—	1,354
Israel	3,279	648	—	3,927
Italy	—	16,243	—	16,243
Japan	—	68,552	—	68,552
Netherlands	—	1,211	—	1,211
Norway	—	2,221	—	2,221
Saudi Arabia	—	1,592	—	1,592
Singapore	1,376	5,620	—	6,996
South Africa	—	730	—	730
South Korea	—	10,471	—	10,471
Spain	—	3,259	—	3,259
Sweden	—	3,137	—	3,137
Switzerland	—	853	—	853
Taiwan	—	24,062	—	24,062
Thailand	—	3,127	—	3,127

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (concluded)

March 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Turkey	$1,624	$2,014	$—	$3,638
United Kingdom	3,074	12,372	—	15,446
Total Common Stock	35,935	204,729	—	240,664
Exchange Traded Fund	3,296	—	—	3,296
Preference Stock
Brazil	1,215	—	—	1,215
Total Preference Stock	1,215	—	—	1,215
Short-Term Investment	3,276	—	—	3,276
Total Investments in Securities	$43,722	$204,729	$—	$248,451

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statement of Assets and Liabilities (000)* (Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND
3/31/25
ASSETS:
Investments at Value (Cost $230,355)	$248,451
Foreign Currency (Cost $123)	123
Receivable for Dividends	2,592
Receivable for Tax Reclaims	493
Receivable for Fund Shares Sold	141
Prepaid Expenses	28
Total Assets	251,828
LIABILITIES:
Accrued Foreign Capital Gains Tax on Appreciated Securities	442
Payable for Fund Shares Redeemed	425
Payable Due to Adviser	208
Payable for Shareholder Service Fees - Investor Class	17
Payable Due to Administrator	4
Payable for Trustees' Fees	2
Other Accrued Expenses	78
Total Liabilities	1,176
Net Assets	$250,652
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$233,101
Total Distributable Earnings	17,551
Net Assets	$250,652
Net Asset Value Per Share (based on net assets of $181,485,421 ÷ 13,140,862 shares) - Institutional Class	$13.81
Net Asset Value Per Share (based on net assets of $69,166,623 ÷ 5,014,563 shares) - Investor Class	$13.79

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statement of Operations (000) (Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND
10/01/24 to 3/31/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $753)	$4,694
Total Investment Income	4,694
EXPENSES:
Investment Advisory Fees	1,183
Shareholder Service Fees — Investor Class	89
Administration Fees	22
Custodian Fees	62
Transfer Agent Fees	36
Registration Fees	27
Professional Fees	24
Printing Fees	11
Trustees' Fees	5
Other Fees	13
Total Expenses	1,472
Waiver of Investment Advisory Fees	(81)
Total Waiver	(81)
Net Expenses	1,391
Net Investment Income	3,303

Net Realized Gain (Loss) on:
Investments	4,417
Foreign Capital Gains Tax	(13)
Foreign Currency Transactions	(69)
Net Realized Gain (Loss)	4,335

Net Unrealized Appreciation (Depreciation) on:
Investments	(13,088)
Accrued Foreign Capital Gains Tax on Appreciated Securities	458
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(12)
Net Unrealized Appreciation (Depreciation)	(12,642)
Net Realized and Unrealized Loss	(8,307)
Net Decrease in Net Assets Resulting from Operations	$(5,004)

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND
	10/01/24 to 3/31/25 (Unaudited)	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$3,303	$5,038
Net Realized Gain	4,335	13,453
Net Change in Unrealized Appreciation (Depreciation)	(12,642)	21,036

Net Increase (Decrease) in Net Assets Resulting From Operations	(5,004)	39,527
DISTRIBUTIONS:
Institutional Class	(15,948)	(7,144)
Investor Class	(6,738)	(1,630)
Total Distributions to Shareholders	(22,686)	(8,774)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	52,069	64,750
Total Increase in Net Assets	24,379	95,503
NET ASSETS:
Beginning of Period	226,273	130,770
End of Period	$250,652	$226,273

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Financial Highlights

For the Six Months Ended March 31, 2025 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Small Cap Fund
Institutional
2025(1)	15.70	0.21	(0.63)	(0.42)	(0.74)	(0.73)	(1.47)
2024	13.27	0.41	2.89	3.30	(0.85)	(0.02)	(0.87)
2023	10.18	0.54	2.89	3.43	(0.34)	—	(0.34)
2022	13.11	0.54	(2.99)	(2.45)	(0.48)	—	(0.48)
2021	10.41	0.33	2.78	3.11	(0.41)	—	(0.41)
2020	10.75	0.27	(0.17)	0.10	(0.44)	—	(0.44)
Investor
2025(1)	15.67	0.18	(0.62)	(0.44)	(0.71)	(0.73)	(1.44)
2024	13.25	0.43	2.83	3.26	(0.82)	(0.02)	(0.84)
2023	10.17	0.47	2.92	3.39	(0.31)	—	(0.31)
2022	13.11	0.55	(3.03)	(2.48)	(0.46)	—	(0.46)
2021	10.41	0.41	2.68	3.09	(0.39)	—	(0.39)
2020	10.75	0.25	(0.18)	0.07	(0.41)	—	(0.41)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)
13.81	(2.41)	181,485	1.10	1.17	2.94	58
15.70	26.07	150,973	1.10	1.21	2.91	113
13.27	34.22	110,568	1.10	1.31	4.39	133
10.18	(19.43)	39,067	1.10	1.41	4.29	147
13.11	30.56	62,232	1.10	1.48	2.67	112
10.41	0.60	72,577	1.14	1.46	2.73	99

13.79	(2.57)	69,167	1.35	1.42	2.44	58
15.67	25.74	75,300	1.35	1.44	2.95	113
13.25	33.89	20,202	1.35	1.56	3.98	133
10.17	(19.64)	31,613	1.35	1.64	4.63	147
13.11	30.29	9,034	1.35	1.69	3.19	112
10.41	0.33	1,573	1.38	1.70	2.48	99

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2025, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)	the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)	purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2025, the Adviser waived $81,402 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2025, approximately $5,941 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2025, for the Fund were as follows (000):

Purchases	Sales
$166,038	$134,654

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$8,579	$195	$8,774
2023	3,515	—	3,515

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(continued)

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$15,141
Undistributed Long-Term Capital Gains	6,367
Unrealized Appreciation	23,733
Total Distributable Earnings	$45,241

At March 31, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$230,355	$30,919	$(12,823)	$18,096

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2025 (Unaudited)		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	3,828	$54,727	2,907	$41,863
Shares Issued in Reinvestment of Dividends and Distributions	1,188	15,875	540	7,142
Shares Redeemed	(1,489)	(21,106)	(2,164)	(30,588)
Increase in Shares Outstanding Derived from Institutional Class Transactions	3,527	49,496	1,283	18,417
Investor Class
Shares Sold	824	11,757	4,041	57,167
Shares Issued in Reinvestment of Dividends and Distributions	504	6,732	123	1,627
Shares Redeemed	(1,118)	(15,916)	(884)	(12,461)
Increase in Shares Outstanding Derived from Investor Class Transactions	210	2,573	3,280	46,333
Net Increase in Shares Outstanding from Capital Share Transactions	3,737	$52,069	4,563	$64,750

8.	Significant Shareholder Concentration

As of March 31, 2025, two of the Fund's shareholders of record owned 75% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

Causeway International Small Cap Fund

Notes to Financial Statements (Unaudited)

(concluded)

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Small Cap Fund

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-010-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 4, 2025